As filed with the Securities and Exchange Commission on May 11, 2000
                                               Securities Act File No. 002-91302
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                         Pre-Effective Amendment No. __

                       Post-Effective Amendment No. 1                        [X]

                 PILGRIM GOVERNMENT SECURITIES INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

           40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                            Pilgrim Investments, Inc.
                       40 North Central Avenue, Suite 1200
                             Phoenix, Arizona 85004
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive proxy statement/prospectus filed on EDGAR on February 9, 2000 (SEC File No.
002-91302), and the definitive Statement of Additional Information filed on EDGAR on December 21, 1999 (SEC File No. 002-91302).

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Reference is made to Article VI of the Registrant's By-Laws.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, a suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)  (A) Articles of Incorporation (a)
     (B) Certificate of Amendment to Articles of Incorporation (a)
     (C) Certificate of Determination (a)
     (D) Certificate of Determination regarding Class C Shares (c)
     (E) Certificate of Determination regarding Class C and Class T Shares (g)
(2)  Bylaws (a)
(3)  Not Applicable
(4) Agreement and Plan of Reorganization between Pilgrim Government Securities Income Fund, Inc. and Pilgrim Government Securities Fund*
(5)  See Exhibits 1 and 2
(6)  Form of Investment Management Agreement (d)
(7)  (A)  Form of Underwriting Agreement (d)
     (B)  Form of Selling Group Agreement (a)
(8)  Not Applicable
(9)  (A)  Form of Custody Agreement (a)
     (B)  Form of Recordkeeping Agreement (a)
(10) (A)  Form of Service and Distribution Plan for Class A Shares (a)
     (B)  Form of Service and Distribution Plan for Class B Shares (b)
     (C)  Form of Service and Distribution Plan for Class M Shares (a)
     (D)  Form of Service and Distribution Plan for Class C Shares (b)
     (E)  Form of Service and Distribution Plan for Class Q Shares (e)
     (F)  Form of Service and Distribution Plan for Class T Shares (f)
     (G) Form of Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18f-3(f)

(11) Opinion and Consent of Counsel (h)
(12) Opinion and Consent of Counsel supporting tax matters and consequences
(13) Form of Shareholder Servicing Agreement (c)
(14) Consent of Independent Auditors (h)
(15) Not Applicable
(16) Powers of Attorney (h)
(17) Not Applicable

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(a)  Incorporated  by  reference  to  Post-Effective  Amendment  No.  20 to  the
     Registration Statement on Form N-1A as filed on October 30, 1997.

(b) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A as filed on March 25, 1999.

(c) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A as filed on May 24, 1999.

(d) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A as filed on September 2, 1999.

(e) Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A as filed on October 29, 1999.

(f) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed on November 5, 1999.

(g) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A as filed on January 4, 2000.

(h) Filed with the initial Registration Statement on Form N-14 (SEC File No. 002-91302) on December 21, 1999.

* Filed as Appendix A to the definitive Proxy Statement/Prospectus on February 9, 2000.

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona on the 8th day of May, 2000.

                                        PILGRIM GOVERNMENT SECURITIES INCOME
                                        FUND, INC.


                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Executive Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          Signature                       Title                         Date
          ---------                       -----                         ----


                                   Director and Chairman             May 8, 2000
------------------------------
John G. Turner *

                                   Director and President            May 8, 2000
------------------------------     (Chief Executive Officer)
Robert W. Stallings*

                                   Director                          May 8, 2000
------------------------------
Mary A. Baldwin *

                                   Director                          May 8, 2000
------------------------------
Al Burton *

                                   Director                          May 8, 2000
------------------------------
Paul S. Doherty

                                   Director                          May 8, 2000
------------------------------
Robert B. Goode, Jr. *
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                                   Director                          May 8, 2000
------------------------------
Alan L. Gosule *

                                   Director                          May 8, 2000
------------------------------
Mark L. Lipson *

                                   Director                          May 8, 2000
------------------------------
Walter H. May *

                                   Director                          May 8, 2000
------------------------------
Jock Patton *

                                   Director                          May 8, 2000
------------------------------
David W.C. Putnam *

                                   Director                          May 8, 2000
------------------------------
John R. Smith *

                                   Director                          May 8, 2000
------------------------------
David W. Wallace *

                                   Senior Vice President and         May 8, 2000
------------------------------     Principal Financial Officer
Michael J. Roland*


* By: /s/ James M. Hennessy
      -------------------------------
      James M. Hennessy
      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the initial Registration Statement on Form N-14 (SEC File No. 002-91302) on December 21, 1999.

                                  EXHIBIT INDEX

(12) Opinion and Consent of Counsel supporting tax matters and consequences